Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2020 CNY (¥) Segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill
Impairment of goodwill	$ 37,593	¥ 37,593	¥ 0	¥ 0
Financial Guarantee liabilities
Gain on guarantee liability		138,483	407,403	21,397
Guarantee Obligations Maximum Exposure			983,201		¥ 215,704
Allowance for Guarantee Assets		¥ 8,053	12,527	0
Revenue recognition
Deferred Revenue Recognized			66,576	119,684
Accounts receivable, net	$ 7,813		74,251		50,979
Share-based compensation expenses
Cumulative share-based compensation expenses for the options that have satisfied the service condition					¥ 94,800
Value added Tax ("VAT")
Percentage of value added tax	6.00%	6.00%
Segment reporting
Number of reportable segment | Segment	1	1
Statutory reserves
Appropriation to the statutory surplus fund, minimum percentage of after-tax profits	10.00%	10.00%
Maximum percentage of statutory surplus fund to registered capital	50.00%	50.00%
Transfer of reserves		¥ 0
Profit appropriation to general reserve fund and statutory surplus fund		1,104	¥ 27,920	¥ 1,739
Appropriation to other reserve funds		¥ 0
Minimum | Installement Service
Revenue recognition
Percentage of Business and Value Added Taxes	3.00%	3.00%
Maximum | Installement Service
Revenue recognition
Percentage of Business and Value Added Taxes	6.00%	6.00%